Consolidated Statement of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Income and Other Comprehensive Income
Revenues	$ 914,157	$ 959,359	$ 986,274
Costs	(570,742)	(571,311)	(597,247)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	19,997	8,433	(6,705)
Changes in the net realizable value of agricultural products after harvest	4,642	10,002	(13,148)
Gross profit	368,054	406,483	369,174
Net gain/ (loss) from fair value adjustment of investment properties	19,075	(486,121)	(267,681)
Gain from disposal of farmlands	41,992	73,352	77,831
General and administrative expenses	(111,002)	(118,299)	(143,896)
Selling expenses	(83,099)	(84,187)	(70,218)
Other operating results ,net	(4,994)	29,800	(46,173)
Management fees	(9,081)	(12,945)	(24,823)
Profit / (loss) from operations	220,945	(191,917)	(105,786)
Share of profit of associates and joint ventures	26,890	45,943	8,183
Profit / (loss) before financial results and income tax	247,835	(145,974)	(97,603)
Finance income	9,419	91,081	11,390
Finance cost	(81,292)	(102,464)	(122,822)
Other financial results	108,014	259,462	179,237
Inflation adjustment	11,435	(39,527)	59,590
Financial results, net	47,576	208,552	127,395
Profit before income tax	295,411	62,578	29,792
Income tax	(71,045)	86,261	376,685
Profit for the year	224,366	148,839	406,477
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive results from subsidiaries and associates (ii)	(46,827)	(112,640)	44,190
Revaluation surplus	332	5,334	2,656
Total other comprehensive (loss)/ income for the year	(46,495)	(107,306)	46,846
Total comprehensive income for the year	177,871	41,533	453,323
Profit for the year attributable to:
Equity holders of the parent	96,148	127,197	228,761
Non-controlling interest	128,218	21,642	177,716
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	79,304	90,550	247,940
Non-controlling interest	$ 98,567	$ (49,017)	$ 205,383
Profit for the year per share attributable to equity holders of the parent (iii):
Basic	$ 160.81	$ 214.71	$ 380.00
Diluted	$ 145.22	$ 181.25	$ 333.96